Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Line Items]
Effective income tax percentage	21.00%	35.00%	35.00%
Income tax expense (benefit)	$ 8.4	$ (48.5)	$ 7.7
Income (loss) before income taxes	(26.9)	(40.5)	(84.1)
Net federal tax benefit, available from the loss carryovers	47.2
Federal tax credit carryovers	0.3
State net operating loss tax benefit, amount	31.0
Valuation allowance	$ 83.8	81.8
Income tax examination description	With a few exceptions, we are no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2014.
Unrecognized tax benefits	$ 1.3	$ 1.5	$ 1.4
Accrued interest and penalty included in unrecognized tax benefits	0.2
Unrecognized tax benefits if recognized would impact on effective income tax rate	1.3
Unremitted foreign earnings	298.5
Unremitted earnings consider to be indefinitely reinvested	174.6
Unremitted earnings not considered indefinitely reinvested	123.9
Deferred tax liability for the expected tax cost of repatriating earnings	6.2
Withholding tax expense	$ 8.7
Latest Tax Year [Member]
Income Taxes [Line Items]
Tax credit carryforward, expiration date	Dec. 31, 2031
Tax Cuts and Jobs Act of 2017 [Member]
Income Taxes [Line Items]
Increase in includible untaxed foreign earnings	$ 16.2
Tax benefit utilization	16.2
Income tax expense (benefit)	0.0
Tax Cuts and Jobs Act of 2017 [Member] | Global Intangible Low-Taxed Income ("GILTI") [Member]
Income Taxes [Line Items]
Tax benefit utilization	29.7
Income tax expense (benefit)	6.6
Income (loss) before income taxes	29.7
Tax Cuts and Jobs Act of 2017 [Member] | Base Erosion and Anti-Abuse Tax ("BEAT") [Member]
Income Taxes [Line Items]
Income tax expense (benefit)	3.8
Foreign Income [Member] | Tax Cuts and Jobs Act of 2017 [Member]
Income Taxes [Line Items]
Income tax expense (benefit)	$ 5.7
Research Tax Credit Carryforward [Member]
Income Taxes [Line Items]
Tax credit carryforward, expiration date	Dec. 31, 2027